UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-07853
                                                ----------------

                         Kalmar Pooled Investment Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
COMMON STOCK -- 97.9%

COMMERICAL SERVICES -- 16.7%

         ADVERTISING/MARKETING SERVICES -- 2.2%
         aQuantive, Inc.*                                                      102,125       $  2,850,309
         ValueClick, Inc.*                                                     214,610          5,607,759
                                                                                             ------------
                                                                                                8,458,068
                                                                                             ------------
         ENGINEERING/CONSTRUCTION -- 2.2%
         Chicago Bridge & Iron Co. N.V.                                        281,930          8,669,348
                                                                                             ------------
         ENVIRONMENTAL SERVICES -- 1.3%
         Tetra Tech, Inc.*                                                     261,700          4,988,002
                                                                                             ------------
         FOOD DISTRIBUTORS -- 1.8%
         Performance Food Group Co.*                                           224,575          6,932,630
                                                                                             ------------
         MEDICAL DISTRIBUTORS -- 2.2%
         PSS World Medical, Inc.*                                              413,850          8,748,789
                                                                                             ------------
         MISCELLANEOUS COMMERCIAL SERVICES -- 2.9%
         Concur Tecnologies, Inc.*                                             158,710          2,771,077
         Corrections Corporation of America*                                   121,027          6,391,436
         CoStar Group, Inc.*                                                    44,230          1,976,196
                                                                                             ------------
                                                                                               11,138,709
                                                                                             ------------
         PERSONNEL SERVICES -- 1.2%
         MPS Group, Inc.*                                                      341,960          4,838,734
                                                                                             ------------
         WHOLESALE DISTRIBUTOR -- 2.9%
         MSC Industrial Direct Co., Inc. (A Shares)                            242,175         11,304,729
                                                                                             ------------
         TOTAL COMMERICAL SERVICES                                                             65,079,009
                                                                                             ------------
COMMUNICATIONS -- 0.9%

         SPECIALTY COMMUNICATIONS -- 0.9%
         Cbeyond Communications, Inc.*                                         119,805          3,513,881
                                                                                             ------------
         TOTAL COMMUNICATIONS                                                                   3,513,881
                                                                                             ------------

          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                         SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
CONSUMER NON-DURABLES -- 3.8%

         APPAREL/FOOTWEAR -- 1.0%
         Carter's, Inc.*                                                       146,350       $  3,708,509
                                                                                             ------------
         BEVERAGES -- 1.1%
         Central European Distribution Corp.*                                  150,675          4,386,149
                                                                                             ------------
         FOOD: SPECIALTY/CANDY -- 0.6%
         SunOpta, Inc.                                                         206,470          2,456,993
                                                                                             ------------
         HOUSEHOLD/PERSONAL CARE -- 1.1%
         Elizabeth Arden, Inc.*                                                198,275          4,326,361
                                                                                             ------------
         TOTAL CONSUMER NON-DURABLES                                                           14,878,012
                                                                                             ------------
CONSUMER SERVICES -- 7.3%

         CASINOS/GAMING -- 0.9%
         Penn National Gaming, Inc.*                                            78,200          3,317,244
                                                                                             ------------
         OTHER CONSUMER SERVICES -- 4.7%
         DeVry, Inc.*                                                          300,935          8,832,442
         HealthExtras, Inc.*                                                    62,770          1,806,521
         Life Time Fitness, Inc.*                                              147,745          7,595,571
                                                                                             ------------
                                                                                               18,234,534
                                                                                             ------------
         RESTAURANTS -- 1.7%
         BJ's Restaurants, Inc.*                                               111,725          2,360,749
         Ruby Tuesday, Inc.                                                    155,225          4,439,435
                                                                                             ------------
                                                                                                6,800,184
                                                                                             ------------
         TOTAL CONSUMER SERVICES                                                               28,351,962
                                                                                             ------------
ELECTRONIC TECHNOLOGY -- 14.8%

         COMPUTER COMMUNICATIONS -- 2.8%
         Avocent Corp.*                                                        329,011          8,873,426
         Ixia*                                                                 192,500          1,790,250
                                                                                             ------------
                                                                                               10,663,676
                                                                                             ------------
         ELECTRONIC COMPONENTS -- 1.8%
         Benchmark Electronics, Inc.*                                          245,775          5,077,712
         Sirenza Microdevices, Inc.                                            236,610          2,039,578
                                                                                             ------------
                                                                                                7,117,290
                                                                                             ------------

          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                         SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
         ELECTRONIC PRODUCTION EQUIPMENT -- 5.4%
         ATMI, Inc.*                                                           260,750       $  7,971,127
         FEI Co.*                                                              174,750          6,301,485
         Tessera Technologies, Inc.*                                           172,575          6,858,131
                                                                                             ------------
                                                                                               21,130,743
                                                                                             ------------
         SEMICONDUCTORS -- 1.6%
         Diodes, Inc.*                                                          65,650          2,287,903
         International Rectifier Corp.*                                        102,150          3,903,151
                                                                                             ------------
                                                                                                6,191,054
                                                                                             ------------
         TELECOMMUNICATIONS EQUIPMENT -- 3.2%
         NICE-Systems Ltd. ADR*+                                               142,010          4,831,180
         Occam Networks, Inc.                                                  142,110          1,587,369
         Polycom, Inc.*                                                        110,915          3,696,797
         Symmetricom, Inc.*                                                    264,000          2,191,200
                                                                                             ------------
                                                                                               12,306,546
                                                                                             ------------
         TOTAL ELECTRONIC TECHNOLOGY                                                           57,409,309
                                                                                             ------------
ENERGY -- 10.5%

         CONTRACT DRILLING -- 1.3%
         Atwood Oceanics, Inc.*                                                 89,400          5,246,886
                                                                                             ------------
         OIL & GAS PRODUCTION -- 8.0%
         Delta Petroleum Corp.*                                                241,945          5,555,057
         GMX Resources, Inc.*                                                  111,520          3,427,010
         Niko Resources, Ltd. (Canadian)                                        96,325          7,008,642
         Parallel Petroleum Corp.*                                             262,240          6,018,408
         Ultra Petroleum Corp.*                                                169,875          9,025,459
                                                                                             ------------
                                                                                               31,034,576
                                                                                             ------------
         OILFIELD SERVICES/EQUIPMENT -- 1.2%
         Core Laboratories N.V.*                                                55,205          4,627,835
                                                                                             ------------
         TOTAL ENERGY                                                                          40,909,297
                                                                                             ------------
FINANCE -- 4.7%

         FINANCE/RENTAL/LEASING -- 3.7%
         Aaron Rents, Inc.                                                     125,875          3,328,135
         Mobile Mini, Inc.*                                                    267,050          7,151,599
         Williams Scotsman International, Inc.                                 191,810          3,770,984
                                                                                             ------------
                                                                                               14,250,718
                                                                                             ------------


          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                         SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
         INSURANCE BROKERS/SERVICES -- 1.0%
         ChoicePoint, Inc.*                                                    107,441       $  4,021,517
                                                                                             ------------
         TOTAL FINANCE                                                                         18,272,235
                                                                                             ------------
HEALTHCARE -- 13.3%

         HOSPITAL/NURSING MANAGEMENT -- 0.6%
         Sunrise Senior Living, Inc.                                            55,890          2,208,773
                                                                                             ------------
         MEDICAL SPECIALTIES -- 8.7%
         Analogic Corp.                                                         71,350          4,486,488
         Arrow International, Inc.                                             106,970          3,440,155
         ResMed, Inc.*                                                         144,380          7,272,420
         Respironics, Inc.*                                                    214,575          9,010,004
         SonoSite, Inc.*                                                       116,150          3,282,399
         The Cooper Companies, Inc.                                            135,980          6,611,348
                                                                                             ------------
                                                                                               34,102,814
                                                                                             ------------
         SERVICES TO THE HEALTH INDUSTRY -- 4.0%
         Covance, Inc.*                                                        115,405          6,848,133
         Healthcare Services Group, Inc.                                       141,420          4,051,683
         Inventiv Health, Inc.                                                 122,960          4,708,138
                                                                                             ------------
                                                                                               15,607,954
                                                                                             ------------
         TOTAL HEALTHCARE                                                                      51,919,541
                                                                                             ------------
MATERIALS & PROCESSING -- 1.5%

         CHEMICALS: SPECIALTY -- 1.5%
         Albemarle Corp.                                                       144,950          5,992,233
                                                                                             ------------
         TOTAL MATERIALS & PROCESSING                                                           5,992,233
                                                                                             ------------
PRODUCER MANUFACTURING -- 3.4%

         BUILDING PRODUCTS -- 0.7%
         NCI Building Systems, Inc.*                                            53,350          2,546,929
                                                                                             ------------
         INDUSTRIAL MACHINERY -- 1.7%
         Kennametal, Inc.                                                       99,740          6,743,421
                                                                                             ------------
         MISCELLANEOUS MANUFACTURING -- 1.0%
         Carlisle Cos., Inc.                                                    87,150          3,741,350
                                                                                             ------------
         TOTAL PRODUCER MANUFACTURING                                                          13,031,700
                                                                                             ------------


          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                         SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
RETAIL TRADE -- 9.1%

         CATALOG/SPECIALTY DISTRIBUTION -- 3.3%
         Coldwater Creek, Inc.*                                                324,582       $  6,582,523
         Insight Enterprises, Inc.*                                            352,242          6,333,311
                                                                                             ------------
                                                                                               12,915,834
                                                                                             ------------
         DISCOUNT STORES -- 0.6%
         Fred's, Inc.                                                          140,506          2,065,438
                                                                                             ------------
         FOOD-RETAIL -- 0.3%
         Susser Holdings Corp.                                                  68,070          1,181,015
                                                                                             ------------
         INTERNET RETAIL -- 2.1%
         1-800-FLOWERS.COM, Inc. (A Shares)*                                   149,100          1,159,998
         GameStop Corp. (A Shares)*                                            218,000          7,100,260
                                                                                             ------------
                                                                                                8,260,258
                                                                                             ------------
         SPECIALTY STORES -- 2.8%
         O'Reilly Automotive, Inc.*                                            106,150          3,513,565
         Tractor Supply Co.*                                                   144,345          7,433,767
                                                                                             ------------
                                                                                               10,947,332
                                                                                             ------------
         TOTAL RETAIL TRADE                                                                    35,369,877
                                                                                             ------------
TECHNOLOGY SERVICES -- 9.7%

         DATA PROCESSING SERVICES -- 4.9%
         Acxiom Corp.                                                          153,195          3,276,841
         Alliance Data Systems Corp.*                                          112,575          6,936,871
         Ceridian Corp.*                                                       247,350          8,617,674
                                                                                             ------------
                                                                                               18,831,386
                                                                                             ------------
         INTERNET SOFTWARE/SERVICES -- 3.3%
         Internap Network Services Corp.                                       144,880          2,281,860
         Online Resources Corp.*                                               138,000          1,582,860
         Progress Software Corp.*                                              176,000          5,491,200
         RightNow Technologies, Inc.*                                          220,415          3,610,398
                                                                                             ------------
                                                                                               12,966,318
                                                                                             ------------
         PACKAGED SOFTWARE -- 1.5%
         Ansys, Inc.                                                            82,670          4,197,156

          KALMAR
          POOLED
      INVESTMENT
           TRUST
-----------------                                         SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                          MARCH 31, 2007


                                                                                                MARKET
                                                                              SHARES            VALUE
                                                                            ----------       ------------
         OPNET Technologies, Inc.*                                             118,225       $  1,597,220
                                                                                             ------------
                                                                                                5,794,376
                                                                                             ------------
         TOTAL TECHNOLOGY SERVICES                                                             37,592,080
                                                                                             ------------
TRANSPORTATION -- 2.2%

         AIR FREIGHT/COURIERS -- 0.9%
         UTI Worldwide, Inc.                                                   148,200          3,642,756
                                                                                             ------------
         MARINE SHIPPING -- 1.3%
         Tidewater, Inc.                                                        87,065          5,100,268
                                                                                             ------------
         TOTAL TRANSPORTATION                                                                   8,743,024
                                                                                             ------------
         TOTAL COMMON STOCK (COST $253,594,694)                                               381,062,160
                                                                                             ------------

MONEY MARKET SECURITIES -- 1.7%

MONEY MARKET FUNDS -- 1.7%
         BlackRock Liquidity Funds TempCash Portfolio                        3,425,711          3,425,711
         BlackRock Liquidity Funds TempFund Portfolio                        3,425,712          3,425,712
                                                                                             ------------
                                                                                                6,851,423
                                                                                             ------------
         TOTAL MONEY MARKET SECURITIES (COST $6,851,423)                                        6,851,423
                                                                                             ------------
         TOTAL INVESTMENTS (Cost $260,446,117**) -- 99.6%                                     387,913,583

         OTHER ASSETS & LIABILITIES, NET -- 0.4%                                                1,377,395
                                                                                             ------------
         NET ASSETS -- 100.0%                                                                $389,290,978
                                                                                             ============

 +ADR - American Depository Receipt
 *Non-income producing security
**The cost and unrealized appreciation and depreciation in the value of the investments owned by the
Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $260,446,117
                                                 ------------

Gross unrealized appreciation                    $129,689,554
Gross unrealized depreciation                      (2,222,088)
                                                 ------------
Net unrealized appreciation                      $127,467,466
                                                 ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Kalmar Pooled Investment Trust
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                              Ford B. Draper, Jr., Chief Executive Officer
                              (principal executive officer)

Date     May 10, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                              Ford B. Draper, Jr., Chief Executive Officer
                              (principal executive officer)

Date     May 10, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ Verna E. Knowles
                         ----------------------------------------------------
                              Verna E. Knowles, Chief Financial Officer
                              (principal financial officer)

Date     May 15, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.